Investment In Unconsolidated Affiliates Carrying Value of Investment In Unconsolidated Affilaites (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments
Investment in Unconsolidated Affiliates, Carrying Value	$ 2,214	$ 1,925
HPC
Schedule of Investments
Investment in Unconsolidated Affiliates, Carrying Value	650	682
MEP
Schedule of Investments
Investment in Unconsolidated Affiliates, Carrying Value	581	614
Lone Star
Schedule of Investments
Investment in Unconsolidated Affiliates, Carrying Value	948	629
Ranch JV
Schedule of Investments
Investment in Unconsolidated Affiliates, Carrying Value	35	0
Grey Ranch JV [Member]
Schedule of Investments
Investment in Unconsolidated Affiliates, Carrying Value	$ 0	$ 0